Financial Instruments - Analysis of Movements in Interest Rates (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Increase in interest expense due to potential increase in interest rate	₨ (51,118)	$ (785)	₨ (55,100)	₨ (53,848)
Interest rate risk [member] | 0.50% increase in interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.50%	0.50%
Increase in interest expense due to potential increase in interest rate	₨ (179)	$ (3)	(222)
Interest rate risk [member] | 1.00% increase in interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.00%	1.00%
Increase in interest expense due to potential increase in interest rate	₨ (359)	$ (6)	(445)
Interest rate risk [member] | 2.00% increase in interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.00%	2.00%
Increase in interest expense due to potential increase in interest rate	₨ (718)	$ (9)	₨ (890)